Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time. Each Advisor Freedom Fund is expected to cease its investment in certain underlying funds over time, including Fidelity Advisor Government Income Fund. Fidelity Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund have been added as underlying funds for each Advisor Freedom Fund.

The following information replaces the similar information for Advisor Freedom Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information supplements the information for Advisor Freedom Income Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2005 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

AFF-09-04 September 22, 2009
1.790697.121

The following information supplements the information for Advisor Freedom 2005 Fund found under the heading "Principal Investment Risks" on page 4.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2010 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information supplements the information for Advisor Freedom 2010 Fund found under the heading "Principal Investment Risks" on page 6.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2015 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information supplements the information for Advisor Freedom 2015 Fund found under the heading "Principal Investment Risks" on page 7.

Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2020 Fund found under the heading "Principal Investment Strategies" on page 8.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information supplements the information for Advisor Freedom 2020 Fund found under the heading "Principal Investment Risks" on page 8.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2025 Fund found under the heading "Principal Investment Strategies" on page 9.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information supplements the information for Advisor Freedom 2025 Fund found under the heading "Principal Investment Risks" on page 9.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2030 Fund found under the heading "Principal Investment Strategies" on page 10.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information supplements the information for Advisor Freedom 2030 Fund found under the heading "Principal Investment Risks" on page 11.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2035 Fund found under the heading "Principal Investment Strategies" on page 12.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).

The following information supplements the information for Advisor Freedom 2035 Fund found under the heading "Principal Investment Risks" on page 12.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2040 Fund found under the heading "Principal Investment Strategies" on page 13.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

The following information supplements the information for Advisor Freedom 2040 Fund found under the heading "Principal Investment Risks" on page 13.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2045 Fund found under the heading "Principal Investment Strategies" on page 14.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

The following information supplements the information for Advisor Freedom 2045 Fund found under the heading "Principal Investment Risks" on page 15.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2050 Fund found under the heading "Principal Investment Strategies" on page 16.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

The following information supplements the information for Advisor Freedom 2050 Fund found under the heading "Principal Investment Risks" on page 16.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information found in the "Performance" section beginning on page 17.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Advisor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Advisor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Advisor Freedom 2045's and Advisor Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Advisor Freedom 2045 and Advisor Freedom 2050, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent Advisor Freedom 2045's and Advisor Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index. Effective October 1, 2009, the following indexes are used to represent Advisor Freedom 2045's and Advisor Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, and bond - the Barclays Capital U.S. Aggregate Bond Index.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 34.

Strategic Advisers®, Inc. (Strategic Advisers) invests each Advisor Freedom Fund's assets in a combination of Fidelity funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The Advisor Freedom Funds differ primarily due to their asset allocations among these fund types. Because each Advisor Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each Advisor Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each Advisor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Advisor Freedom Fund with a target retirement date (Advisor Freedom 2000, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Advisor Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, Advisor Freedom 2000, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Advisor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Fidelity Funds" beginning on page 38.

Fidelity Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.

Geode Capital Management, LLC (Geode®) normally expects to invest the fund's assets in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, or forward contracts based on the value of commodities or commodities indices; and commodity futures. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.

The fund seeks to track the performance of an index chosen by Geode to represent the commodities market, as well as short-term investment-grade debt securities. As of the fund's inception, Geode was using the Dow Jones-UBS Commodity Index Total Return to represent the commodities market.

Geode may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the same investment adviser as the fund. The Subsidiary is expected to invest directly in commodity-linked derivative instruments, in particular total return swaps, options, or forward contracts based on the value of commodities or commodities indices, and commodity futures. The Subsidiary will not be managed to take delivery of physical commodities, and may divest of certain commodity-linked derivative instruments (namely commodity futures) to avoid delivery.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, Geode may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income. When Geode believes that suitable commodity-linked derivative instruments are not available, or during other unusual market conditions, Geode may leave all or a significant portion of the fund's assets invested in cash, cash equivalents, or short-term investment-grade debt securities. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Series Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

FMR normally invests at least 80% of the fund's assets in inflation-protected debt securities included in the Barclays Capital U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury with maturities between one and ten years.

FMR may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Principal Investment Risks" beginning on page 52.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Investing for Inflation Protection. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 52.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 59.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 59.

There is no minimum account balance or initial purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 64.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time. Each Advisor Freedom Fund is expected to cease its investment in certain underlying funds over time, including Fidelity Advisor Government Income Fund. Fidelity Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund have been added as underlying funds for each Advisor Freedom Fund.

The following information replaces the similar information for Advisor Freedom Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information supplements the information for Advisor Freedom Income Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2005 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

AFFI-09-04 September 22, 2009
1.790698.116

The following information supplements the information for Advisor Freedom 2005 Fund found under the heading "Principal Investment Risks" on page 4.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2010 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information supplements the information for Advisor Freedom 2010 Fund found under the heading "Principal Investment Risks" on page 6.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2015 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information supplements the information for Advisor Freedom 2015 Fund found under the heading "Principal Investment Risks" on page 7.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2020 Fund found under the heading "Principal Investment Strategies" on page 8.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information supplements the information for Advisor Freedom 2020 Fund found under the heading "Principal Investment Risks" on page 8.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2025 Fund found under the heading "Principal Investment Strategies" on page 9.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information supplements the information for Advisor Freedom 2025 Fund found under the heading "Principal Investment Risks" on page 9.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2030 Fund found under the heading "Principal Investment Strategies" on page 10.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information supplements the information for Advisor Freedom 2030 Fund found under the heading "Principal Investment Risks" on page 11.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2035 Fund found under the heading "Principal Investment Strategies" on page 12.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).

The following information supplements the information for Advisor Freedom 2035 Fund found under the heading "Principal Investment Risks" on page 12.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2040 Fund found under the heading "Principal Investment Strategies" on page 13.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

The following information supplements the information for Advisor Freedom 2040 Fund found under the heading "Principal Investment Risks" on page 13.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2045 Fund found under the heading "Principal Investment Strategies" on page 14.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

The following information supplements the information for Advisor Freedom 2045 Fund found under the heading "Principal Investment Risks" on page 15.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Advisor Freedom 2050 Fund found under the heading "Principal Investment Strategies" on page 16.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

The following information supplements the information for Advisor Freedom 2050 Fund found under the heading "Principal Investment Risks" on page 16.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information found in the "Performance" section beginning on page 17.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Advisor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Advisor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Advisor Freedom 2045's and Advisor Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Advisor Freedom 2045 and Advisor Freedom 2050, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent Advisor Freedom 2045's and Advisor Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index. Effective October 1, 2009, the following indexes are used to represent Advisor Freedom 2045's and Advisor Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, and bond - the Barclays Capital U.S. Aggregate Bond Index.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 32.

Strategic Advisers®, Inc. (Strategic Advisers) invests each Advisor Freedom Fund's assets in a combination of Fidelity funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The Advisor Freedom Funds differ primarily due to their asset allocations among these fund types. Because each Advisor Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each Advisor Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each Advisor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Advisor Freedom Fund with a target retirement date (Advisor Freedom 2000, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Advisor Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, Advisor Freedom 2000, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Advisor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Fidelity Funds" beginning on page 35.

Fidelity Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.

Geode Capital Management, LLC (Geode®) normally expects to invest the fund's assets in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, or forward contracts based on the value of commodities or commodities indices; and commodity futures. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.

The fund seeks to track the performance of an index chosen by Geode to represent the commodities market, as well as short-term investment-grade debt securities. As of the fund's inception, Geode was using the Dow Jones-UBS Commodity Index Total Return to represent the commodities market.

Geode may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the same investment adviser as the fund. The Subsidiary is expected to invest directly in commodity-linked derivative instruments, in particular total return swaps, options, or forward contracts based on the value of commodities or commodities indices, and commodity futures. The Subsidiary will not be managed to take delivery of physical commodities, and may divest of certain commodity-linked derivative instruments (namely commodity futures) to avoid delivery.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, Geode may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income. When Geode believes that suitable commodity-linked derivative instruments are not available, or during other unusual market conditions, Geode may leave all or a significant portion of the fund's assets invested in cash, cash equivalents, or short-term investment-grade debt securities. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Series Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

FMR normally invests at least 80% of the fund's assets in inflation-protected debt securities included in the Barclays Capital U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury with maturities between one and ten years.

FMR may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Principal Investment Risks" beginning on page 50.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Investing for Inflation Protection. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 50.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 56.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 56.

There is no minimum account balance or initial purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 62.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Freedom Funds®
May 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time. Each Freedom Fund is expected to cease its investment in certain underlying funds over time, including Fidelity Europe Fund, Fidelity Government Income Fund, Fidelity Japan Fund, and Fidelity Southeast Asia Fund. Fidelity Value Fund is no longer an underlying fund for each Freedom Fund. Fidelity Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund have been added as underlying funds for each Freedom Fund.

The following information replaces the similar information for Freedom Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information supplements the information for Freedom Income Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2000 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2000).

FF-09-04 September 22, 2009
1.708110.146

The following information supplements the information for Freedom 2000 Fund found under the heading "Principal Investment Risks" on page 4.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2005 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

The following information supplements the information for Freedom 2005 Fund found under the heading "Principal Investment Risks" on page 6.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2010 Fund found under the heading "Principal Investment Strategies" on page 7.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information supplements the information for Freedom 2010 Fund found under the heading "Principal Investment Risks" on page 7.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2015 Fund found under the heading "Principal Investment Strategies" on page 8.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information supplements the information for Freedom 2015 Fund found under the heading "Principal Investment Risks" on page 9.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2020 Fund found under the heading "Principal Investment Strategies" on page 10.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information supplements the information for Freedom 2020 Fund found under the heading "Principal Investment Risks" on page 10.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2025 Fund found under the heading "Principal Investment Strategies" on page 11.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information supplements the information for Freedom 2025 Fund found under the heading "Principal Investment Risks" on page 12.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2030 Fund found under the heading "Principal Investment Strategies" on page 13.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information supplements the information for Freedom 2030 Fund found under the heading "Principal Investment Risks" on page 13.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2035 Fund found under the heading "Principal Investment Strategies" on page 14.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).

The following information supplements the information for Freedom 2035 Fund found under the heading "Principal Investment Risks" on page 15.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2040 Fund found under the heading "Principal Investment Strategies" on page 16.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

The following information supplements the information for Freedom 2040 Fund found under the heading "Principal Investment Risks" on page 16.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2045 Fund found under the heading "Principal Investment Strategies" on page 17.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

The following information supplements the information for Freedom 2045 Fund found under the heading "Principal Investment Risks" on page 18.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2050 Fund found under the heading "Principal Investment Strategies" on page 19.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

The following information supplements the information for Freedom 2050 Fund found under the heading "Principal Investment Risks" on page 19.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information found in the "Performance" section on page 30.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Freedom 2045's and Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2045 and Freedom 2050, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent Freedom 2045's and Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index. Effective October 1, 2009, the following indexes are used to represent Freedom 2045's and Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, and international equity - the MSCI EAFE Index, bond - the Barclays Capital U.S. Aggregate Bond Index.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 36.

Strategic Advisers®, Inc. (Strategic Advisers) invests each Freedom Fund's assets in a combination of Fidelity funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The Freedom Funds differ primarily due to their asset allocations among these fund types. Because each Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Freedom Fund with a target retirement date (Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, Freedom 2000, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Fidelity Funds" beginning on page 40.

Fidelity Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.

Geode Capital Management, LLC (Geode®) normally expects to invest the fund's assets in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, or forward contracts based on the value of commodities or commodities indices; and commodity futures. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.

The fund seeks to track the performance of an index chosen by Geode to represent the commodities market, as well as short-term investment-grade debt securities. As of the fund's inception, Geode was using the Dow Jones-UBS Commodity Index Total Return to represent the commodities market.

Geode may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the same investment adviser as the fund. The Subsidiary is expected to invest directly in commodity-linked derivative instruments, in particular total return swaps, options, or forward contracts based on the value of commodities or commodities indices, and commodity futures. The Subsidiary will not be managed to take delivery of physical commodities, and may divest of certain commodity-linked derivative instruments (namely commodity futures) to avoid delivery.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, Geode may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income. When Geode believes that suitable commodity-linked derivative instruments are not available, or during other unusual market conditions, Geode may leave all or a significant portion of the fund's assets invested in cash, cash equivalents, or short-term investment-grade debt securities. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Series Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

FMR normally invests at least 80% of the fund's assets in inflation-protected debt securities included in the Barclays Capital U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury with maturities between one and ten years.

FMR may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Principal Investment Risks" beginning on page 58.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Investing for Inflation Protection. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 58.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 66.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 66.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 69.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Freedom Funds®
May 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time. Each Freedom Fund is expected to cease its investment in certain underlying funds over time, including Fidelity Europe Fund, Fidelity Government Income Fund, Fidelity Japan Fund, and Fidelity Southeast Asia Fund. Fidelity Value Fund is no longer an underlying fund for each Freedom Fund. Fidelity Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund have been added as underlying funds for each Freedom Fund.

The following information replaces the similar information for Freedom Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information supplements the information for Freedom Income Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2000 Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2000).

The following information supplements the information for Freedom 2000 Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2005 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

The following information supplements the information for Freedom 2005 Fund found under the heading "Principal Investment Risks" on page 4.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2010 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information supplements the information for Freedom 2010 Fund found under the heading "Principal Investment Risks" on page 5.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

FF-09-04L September 22, 2009
1.808379.116

The following information replaces the similar information for Freedom 2015 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information supplements the information for Freedom 2015 Fund found under the heading "Principal Investment Risks" on page 6.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2020 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information supplements the information for Freedom 2020 Fund found under the heading "Principal Investment Risks" on page 6.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2025 Fund found under the heading "Principal Investment Strategies" on page 7.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information supplements the information for Freedom 2025 Fund found under the heading "Principal Investment Risks" on page 7.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2030 Fund found under the heading "Principal Investment Strategies" on page 8.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information supplements the information for Freedom 2030 Fund found under the heading "Principal Investment Risks" on page 8.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2035 Fund found under the heading "Principal Investment Strategies" on page 9.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).

The following information supplements the information for Freedom 2035 Fund found under the heading "Principal Investment Risks" on page 9.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2040 Fund found under the heading "Principal Investment Strategies" on page 9.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

The following information supplements the information for Freedom 2040 Fund found under the heading "Principal Investment Risks" on page 10.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2045 Fund found under the heading "Principal Investment Strategies" on page 10.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

The following information supplements the information for Freedom 2045 Fund found under the heading "Principal Investment Risks" on page 10.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Freedom 2050 Fund found under the heading "Principal Investment Strategies" on page 11.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

The following information supplements the information for Freedom 2050 Fund found under the heading "Principal Investment Risks" on page 11.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information found in the "Performance" section on page 18.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Freedom 2045's and Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2045 and Freedom 2050, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent Freedom 2045's and Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index. Effective October 1, 2009, the following indexes are used to represent Freedom 2045's and Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, and international equity - the MSCI EAFE Index, bond - the Barclays Capital U.S. Aggregate Bond Index.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 22.

Strategic Advisers®, Inc. (Strategic Advisers) invests each Freedom Fund's assets in a combination of Fidelity funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The Freedom Funds differ primarily due to their asset allocations among these fund types. Because each Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Freedom Fund with a target retirement date (Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, Freedom 2000, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Fidelity Funds" beginning on page 24.

Fidelity Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.

Geode Capital Management, LLC (Geode®) normally expects to invest the fund's assets in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, or forward contracts based on the value of commodities or commodities indices; and commodity futures. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.

The fund seeks to track the performance of an index chosen by Geode to represent the commodities market, as well as short-term investment-grade debt securities. As of the fund's inception, Geode was using the Dow Jones-UBS Commodity Index Total Return to represent the commodities market.

Geode may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the same investment adviser as the fund. The Subsidiary is expected to invest directly in commodity-linked derivative instruments, in particular total return swaps, options, or forward contracts based on the value of commodities or commodities indices, and commodity futures. The Subsidiary will not be managed to take delivery of physical commodities, and may divest of certain commodity-linked derivative instruments (namely commodity futures) to avoid delivery.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, Geode may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income. When Geode believes that suitable commodity-linked derivative instruments are not available, or during other unusual market conditions, Geode may leave all or a significant portion of the fund's assets invested in cash, cash equivalents, or short-term investment-grade debt securities. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Series Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

FMR normally invests at least 80% of the fund's assets in inflation-protected debt securities included in the Barclays Capital U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury with maturities between one and ten years.

FMR may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Principal Investment Risks" beginning on page 33.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Investing for Inflation Protection. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 33.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 37.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 37.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 39.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Freedom KSM Funds
May 18, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom KSM Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom KSM Fund from time to time. Each Fidelity Freedom KSM Fund is expected to cease its investment in certain underlying funds over time, including Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Southeast Asia Fund. Fidelity Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund have been added as underlying funds for each Fidelity Freedom KSM Fund.

The following information replaces the similar information for Fidelity Freedom KSM Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information supplements the information for Fidelity Freedom KSM Income Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2000 Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2000).

The following information supplements the information for Fidelity Freedom KSM 2000 Fund found under the heading "Principal Investment Risks" on page 3.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2005 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

The following information supplements the information for Fidelity Freedom KSM 2005 Fund found under the heading "Principal Investment Risks" on page 4.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2010 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information supplements the information for Fidelity Freedom KSM 2010 Fund found under the heading "Principal Investment Risks" on page 5.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2015 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.

FF-K-09-02 September 22, 2009
1.900382.101

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information supplements the information for Fidelity Freedom KSM 2015 Fund found under the heading "Principal Investment Risks" on page 6.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2020 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information supplements the information for Fidelity Freedom KSM 2020 Fund found under the heading "Principal Investment Risks" on page 7.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2025 Fund found under the heading "Principal Investment Strategies" on page 7.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information supplements the information for Fidelity Freedom KSM 2025 Fund found under the heading "Principal Investment Risks" on page 7.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2030 Fund found under the heading "Principal Investment Strategies" on page 8.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information supplements the information for Fidelity Freedom KSM 2030 Fund found under the heading "Principal Investment Risks" on page 8.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2035 Fund found under the heading "Principal Investment Strategies" on page 9.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).

The following information supplements the information for Fidelity Freedom KSM 2035 Fund found under the heading "Principal Investment Risks" on page 9.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2040 Fund found under the heading "Principal Investment Strategies" on page 10.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

The following information supplements the information for Fidelity Freedom KSM 2040 Fund found under the heading "Principal Investment Risks" on page 10.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2045 Fund found under the heading "Principal Investment Strategies" on page 10.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

The following information supplements the information for Fidelity Freedom KSM 2045 Fund found under the heading "Principal Investment Risks" on page 11.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information for Fidelity Freedom KSM 2050 Fund found under the heading "Principal Investment Strategies" on page 11.

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

The following information supplements the information for Fidelity Freedom KSM 2050 Fund found under the heading "Principal Investment Risks" on page 11.

  Investing for Inflation-Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 15.

Strategic Advisers®, Inc. (Strategic Advisers) invests each Fidelity Freedom KSM Fund's assets in a combination of Fidelity funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The Fidelity Freedom KSM Funds differ primarily due to their asset allocations among these fund types. Because each Fidelity Freedom KSM Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each Fidelity Freedom KSM Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each Fidelity Freedom KSM Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Fidelity Freedom KSM Fund with a target retirement date (Fidelity Freedom KSM 2000 Fund, Fidelity Freedom KSM 2005 Fund, Fidelity Freedom KSM 2010 Fund, Fidelity Freedom KSM 2015 Fund, Fidelity Freedom KSM 2020 Fund, Fidelity Freedom KSM 2025 Fund, Fidelity Freedom KSM 2030 Fund, Fidelity Freedom KSM 2035 Fund, Fidelity Freedom KSM 2040 Fund, Fidelity Freedom KSM 2045 Fund, and Fidelity Freedom KSM 2050 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom KSM 2050 Fund, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom KSM 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Freedom KSM Income Fund is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Fidelity Funds" beginning on page 17.

Fidelity Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.

Geode Capital Management, LLC (Geode®) normally expects to invest the fund's assets in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, or forward contracts based on the value of commodities or commodities indices; and commodity futures. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.

The fund seeks to track the performance of an index chosen by Geode to represent the commodities market, as well as short-term investment-grade debt securities. As of the fund's inception, Geode was using the Dow Jones-UBS Commodity Index Total Return to represent the commodities market.

Geode may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the same investment adviser as the fund. The Subsidiary is expected to invest directly in commodity-linked derivative instruments, in particular total return swaps, options, or forward contracts based on the value of commodities or commodities indices, and commodity futures. The Subsidiary will not be managed to take delivery of physical commodities, and may divest of certain commodity-linked derivative instruments (namely commodity futures) to avoid delivery.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, Geode may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income. When Geode believes that suitable commodity-linked derivative instruments are not available, or during other unusual market conditions, Geode may leave all or a significant portion of the fund's assets invested in cash, cash equivalents, or short-term investment-grade debt securities. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Series Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

FMR normally invests at least 80% of the fund's assets in inflation-protected debt securities included in the Barclays Capital U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury with maturities between one and ten years.

FMR may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Principal Investment Risks" beginning on page 26.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Investing for Inflation Protection. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 26.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 31.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.